Changes in Carrying Amount of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended																				12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2012 Mobile Products & Communications		Mar. 31, 2012 All Other		Mar. 31, 2011 All Other		Mar. 31, 2012 Imaging Products & Solutions		Mar. 31, 2011 Imaging Products & Solutions		Mar. 31, 2012 Game	Mar. 31, 2011 Game		Mar. 31, 2012 Home Entertainment & Sound	Mar. 31, 2011 Home Entertainment & Sound	Mar. 31, 2010 Home Entertainment & Sound	Mar. 31, 2012 Devices		Mar. 31, 2011 Devices		Mar. 31, 2012 Pictures		Mar. 31, 2011 Pictures		Mar. 31, 2012 Music		Mar. 31, 2011 Music		Mar. 31, 2012 Financial Services	Mar. 31, 2011 Financial Services	Mar. 31, 2010 Financial Services
Goodwill [Line Items]
Goodwill - gross	¥ 483,292		¥ 453,156				¥ 39,417		¥ 40,938		¥ 6,044		¥ 4,883		¥ 123,285	¥ 123,881		¥ 5,320	¥ 5,320	¥ 5,320	¥ 62,628		¥ 62,441		¥ 140,584		¥ 102,481		¥ 102,994		¥ 110,192		¥ 3,020	¥ 3,020	¥ 3,020
Accumulated impairments	(14,287)		(14,287)				(7,655)		(7,655)		(300)		(300)					(5,320)	(5,320)	(5,320)									(306)		(306)		(706)	(706)	(706)
Goodwill	469,005		438,869				31,762		33,283		5,744		4,583		123,285	123,881		0	0	0	62,628		62,441		140,584		102,481		102,688		109,886		2,314	2,314	2,314
Increase (decrease) due to:
Acquisitions	134,376		47,847	[1]	128,522	[2]	4,358		55	[1]			1,085	[1]	166										1,330		46,504	[1]			203	[1]
Sales and dispositions	(589)		(257)													(257)					(589)
Impairments	(932)	[3]					(932)	[3]
Translation adjustments	3,961		(17,335)		9,733	[2]	(585)		(1,499)		124		76		(240)	(510)					(107)		(45)		(3,073)		(8,401)		(1,891)		(6,956)
Other	(29,063)	[4],[5]	(119)	[4]			579	[4],[5]	(77)	[4]	(201)	[4],[5]				171	[4]				(28,773)	[4],[5]	232	[4]	(521)	[4],[5]			(147)	[4],[5]	(445)	[4]
Goodwill - gross	591,977		483,292		138,255	[2]	43,769		39,417		5,967		6,044		123,211	123,285		5,320	5,320	5,320	33,159		62,628		138,320		140,584		100,956		102,994		3,020	3,020	3,020
Accumulated impairments	(15,219)		(14,287)				(8,587)		(7,655)		(300)		(300)					(5,320)	(5,320)	(5,320)									(306)		(306)		(706)	(706)	(706)
Goodwill	¥ 576,758		¥ 469,005		¥ 138,255	[2]	¥ 35,182		¥ 31,762		¥ 5,667		¥ 5,744		¥ 123,211	¥ 123,285		¥ 0	¥ 0	¥ 0	¥ 33,159		¥ 62,628		¥ 138,320		¥ 140,584		¥ 100,650		¥ 102,688		¥ 2,314	¥ 2,314	¥ 2,314

[1]	Substantially all of the acquisition amounts in the Pictures segment relate to the Game Show Network, LLC ("GSN") acquisition. Refer to Note 24.
[2]	The 128,522 million yen in the fiscal year ended March 31, 2012 relates to the Sony Ericsson acquisition. Refer to Note 24.
[3]	During the fiscal year ended March 31, 2012, Sony recorded impairment losses of 932 million yen in a reporting unit included in All Other. The impairment charge reflected the overall decline in the fair value of the reporting unit. The fair value of the reporting unit was estimated using the expected present value of future cash flows.
[4]	Other primarily consists of purchase price adjustments for prior years and amounts reclassified as held for sale.
[5]	During the fiscal year ended March 31, 2012, Sony entered into a memorandum of understanding with a third-party to sell the chemical products business, which is included in the Devices segment. Sony classified certain assets and liabilities related to the business as held for sale as of March 31, 2012, and anticipates completing the divestiture during the fiscal year ending March 31, 2013. No impairment loss was recognized as a result of the held for sale classification. The assets held for sale include 29,182 million yen of goodwill and it was reclassified to other assets in the consolidated balance sheets. Refer to Note 25.